Note 27 - Financial Instruments - Non-derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade and other payables	$ 9,581	$ 5,052
Term loan facility	1,486	2,987
Bank overdrafts	311
	11,378	8,039
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	9,581	5,052
Term loan facility	1,486	1,410
Bank overdrafts	311
	11,378	6,462
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables
Term loan facility		1,577
Bank overdrafts
		$ 1,577